Consolidated Statements of Shareholders' and Member's Equity - USD ($) $ in Thousands	Total	Members' Equity	Common Stock Class A	Common Stock Class B	Retained Earnings	Non-controlling Interest
Beginning Balance at Dec. 31, 2022	$ 209,959	$ 209,959
Distribution to member	(105,165)	(105,165)
Deemed non-cash capital distributions	(17,219)	(17,219)
Net (loss) income	63,172	63,172
Ending Balance at Dec. 31, 2023	150,747
Ending Balance at Dec. 31, 2023	150,747	150,747
Deemed non-cash capital distributions	72,572	72,572
Net (loss) income	(41,479)
Contribution from member	120,000	120,000
Net loss prior to reorganization	(46,877)	(46,877)
Effect of corporate reorganization and IPO	98,707	$ (296,442)	$ 94,126			$ 301,023
Effect of corporate reorganization and IPO, Shares			17,425,000	55,726,603
Deemed non-cash contributions subsequent to reorganization	18,735					18,735
Class A share-based compensation expense subsequent to reorganization	4,028		$ 979			3,049
Purchase of OpCo Units from LandBridge Holdings, net of placement agent fees	(145,411)					(145,411)
Purchase of OpCo Units from LandBridge Holdings, net of placement agent fees, Shares				(2,498,751)
Dividends and distributions	(7,316)				$ (1,743)	(5,573)
RSU dividend equivalent rights	(75)				(18)	(57)
December Private Placement, net of placement agent fees and offering expenses	337,558		$ 337,558
December Private Placement, net of placement agent fees and offering expenses, Shares			5,830,419
Net income subsequent to reorganization	5,398				5,110	288
Ending Balance at Dec. 31, 2024	$ 608,066		$ 432,663		$ 3,349	$ 172,054
Ending Balance, Shares at Dec. 31, 2024			23,255,419	53,227,852